STOCKHOLDERS EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
Schedule of option activity
March 31, 2024
Expected Dividend Yield	0.00%
Expected Volatility	117.40%
Risk-free rate	5.00%
Expected life of options	0.003

December 31, 2023
Expected Dividend Yield	0.00%
Expected Volatility	117.40%
Risk-free rate	5.00%
Expected life of options	0.003

Schedule of black Scholes option pricing model
	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – March 31, 2023	-	-	-	-
Exercisable (Vested) - March 31, 2023	-	-	-	-
Granted	1,800,000	$0.446	10	$-
Forfeited or Expired	-	-	-	-
Exercised	-	-	-	-
Outstanding – March 31, 2024	1,800,000	$0.446	9.4	$-
Exercisable (Vested) – March 31, 2024	1,800,000	$0.446	9.4	$-

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	-	-	-	-
Exercisable (Vested) - December 31, 2022	-	-	-	-
Granted	1,800,000	$0.446	10	$-
Forfeited or Expired	-	-	-	-
Exercised	-	-	-	-
Outstanding – December 31, 2023	1,800,000	$0.446	9.7	$-
Exercisable (Vested) – December 31, 2023	1,800,000	$0.446	9.7	$-